CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues
Online direct sales	$ 25,891,658	¥ 167,720,984	¥ 108,549,258	¥ 67,017,977
Services and others	2,094,225	13,565,971	6,453,059	2,321,835
Total net revenues	27,985,883	181,286,955	115,002,317	69,339,812
Operating expenses
Cost of revenues	(24,237,909)	(157,008,329)	(101,631,443)	(62,495,538)
Fulfillment	(2,149,030)	(13,920,988)	(8,067,048)	(4,108,939)
Marketing	(1,194,259)	(7,736,172)	(4,010,280)	(1,590,171)
Technology and content	(533,175)	(3,453,804)	(1,835,919)	(963,653)
General and administrative	(444,131)	(2,876,989)	(5,260,064)	(760,338)
Impairment of goodwill and intangible assets	(424,547)	(2,750,129)
Total operating expenses	(28,983,051)	(187,746,411)	(120,804,754)	(69,918,639)
Loss from operations	(997,168)	(6,459,456)	(5,802,437)	(578,827)
Other income/(expense)
Share of results of equity investees	(483,850)	(3,134,283)
Interest income	64,065	414,999	637,641	343,770
Interest expense	(12,737)	(82,507)	(28,825)	(8,437)
Others, net	(21,704)	(140,597)	216,587	193,555
Loss before tax	(1,451,394)	(9,401,844)	(4,977,034)	(49,939)
Income tax benefits/(expenses)	2,202	14,262	(19,324)	40
Net loss	(1,449,192)	(9,387,582)	(4,996,358)	(49,899)
Net loss attributable to non-controlling interests	(1,477)	(9,566)
Net loss attributable to JD.com, Inc.	(1,447,715)	(9,378,016)	(4,996,358)	(49,899)
Preferred shares redemption value accretion | ¥			(7,957,640)	(2,435,366)
Net loss attributable to ordinary shareholders	(1,447,715)	(9,378,016)	(12,953,998)	(2,485,265)
Net loss	(1,449,192)	(9,387,582)	(4,996,358)	(49,899)
Other comprehensive loss:
Foreign currency translation adjustments	182,538	1,182,445	(121,612)	(137,921)
Net change in unrealized gains/ (losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(36,872)	(238,852)	71,286	96,501
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	33,380	216,230	(57,181)	(73,277)
Net unrealized gains/(losses) on available-for-sale securities	(3,492)	(22,622)	14,105	23,224
Total other comprehensive income/ (loss)	179,046	1,159,823	(107,507)	(114,697)
Total comprehensive loss	(1,270,146)	(8,227,759)	(5,103,865)	(164,596)
Total comprehensive loss attributable to non-controlling interests	(1,289)	(8,352)
Total comprehensive loss attributable to JD.com, Inc.	$ (1,268,857)	¥ (8,219,407)	¥ (5,103,865)	¥ (164,596)
Net loss per share
Basic | (per share)	$ (0.53)	¥ (3.43)	¥ (5.35)	¥ (1.47)
Diluted | (per share)	$ (0.53)	¥ (3.43)	¥ (5.35)	¥ (1.47)
Weighted average number of shares
Basic | shares	2,735,034,034	2,735,034,034	2,419,668,247	1,694,495,048
Diluted | shares	2,735,034,034	2,735,034,034	2,419,668,247	1,694,495,048
Share-based compensation expenses | ¥		¥ (1,193,945)	¥ (4,249,548)	¥ (261,173)
Fulfillment
Weighted average number of shares
Share-based compensation expenses	$ (28,518)	(184,733)	(128,623)	(81,013)
Marketing
Weighted average number of shares
Share-based compensation expenses	(7,733)	(50,091)	(23,570)	(8,741)
Technology and content
Weighted average number of shares
Share-based compensation expenses	(36,149)	(234,165)	(79,469)	(33,269)
General and administrative
Weighted average number of shares
Share-based compensation expenses	$ (111,914)	¥ (724,956)	¥ (4,017,886)	¥ (138,150)